Equity - Schedule of Issuance for Purposes of the Plan (Details)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Issuance for Purposes of the Plan [Abstract]
At beginning of period/year		1,650,000
Exercised during the period/year		(1,650,000)
At end of period/year